Share-based payment arrangements - General and MIP (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) SFr / shares Item shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based payment plans | Item	3
Share-based payment arrangements | $	$ 42,000,000	$ 59,000,000	$ 44,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94,000,000
Treasury stock that could be used to settle share-based payment arrangements (in shares)	25,000,000
Treasury stock (in shares)	100,000,000	95,000,000
Consideration from key employees from options and cash-settled WARs | $				$ 0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Summary of the activity related to share-based compensation arrangement
Number of options Granted	0	0	0
Number of options Exercised	(69,000,000)
Number of shares outstanding at end	101,900,000
Weighted-average remaining contractual term, Outstanding	1 year 10 months 24 days
Options outstanding, Intrinsic value | $	$ 166,000,000
Cash received upon exercise of options and warrants | $	330,000,000
Aggregate intrinsic value of instruments exercised | $	$ 143,000,000	$ 313,000,000	$ 38,000,000
Shares delivered out of treasury stock exercised	14,000,000
Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	20,400,000
Exercise price of 21.23 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	6,600,000
Weighted-average remaining contractual term, Outstanding	7 months 6 days
Exercise price (in Swiss francs) | SFr / shares	21.23
Exercise price of 21.23 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	1,300,000
Exercise price of 22.05 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	61,500,000
Weighted-average remaining contractual term, Outstanding	1 year 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares	22.05
Exercise price of 22.05 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	12,300,000
Exercise price of 17.63 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	33,800,000
Weighted-average remaining contractual term, Outstanding	2 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares	17.63
Exercise price of 17.63 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	6,800,000